Principal Accounting Policies - Employee social security and welfare benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee social security and welfare benefits
Employee social security and welfare benefits	¥ 69.7	¥ 74.1	¥ 89.7